January 9, 2006
Via Edgar Transmission
And Via Federal Express

Michael McTiernan, Esq.
Amanda McManus, Esq.
United States Securities and Exchange Commission
Division of Corporate Finance
450 Fifth Street N.W.
Mail Stop 4561
Washington, D.C. 20509-0801

Re:	Grubb & Ellis Realty Advisors, Inc. (the “Company”)
Amendment No. 3 to Form S-1
on Form S-11 Registration Statement;
File No. 333-129190

Dear Mr. McTiernan and Ms. McManus:
     On behalf of the Company, this letter, along with revised copies of the Company’s Amendment No. 3 to Form S-1 on Form S-11 Registration Statement, and Exhibits thereto (the “Registration Statement” or “Amendment No. 3”), are being filed on behalf of the Company with the United States Securities and Exchange Commission (the “Commission”) in response to the letter of comment from the staff of the Commission (the “Staff”) dated December 30, 2005. Unless otherwise set forth herein to the contrary, all capitalized terms in this letter shall have the same meaning as ascribed to them in the Registration Statement. All page references in the responses set forth below refer to the version of the Registration Statement that is marked to show changes from the Company’s Amendment No. 2 to Form S-1 on Form S-11 Registration Statement filed with the Commission on December 20, 2005 (“Amendment No. 2”). In addition, accompanying the non-electronic version of this letter are (i) six (6) courtesy copies of the Registration Statement, three of which are marked to show changes from Amendment No. 2.
     Specifically, on behalf of the Company please be advised of the following:
Part II. Information Not Required in Prospectus
1.	Please update Part II of your registration statement to include your Item 512(a) undertakings in accordance with the amendments thereto that became effective as of December 1, 2005.

Please be advised that Part II of the Registration Statement has been updated to include the applicable Item 512(a) undertakings in accordance with the amendments thereto that became effective as of December 1, 2005.

Michael McTiernan, Esq.
Amanda McManus, Esq.
United States Securities and Exchange Commission
January 9, 2006

Exhibits
2.	We have reviewed your response to our prior comment number 14; however, we reissue the comment. Please clarify that the limitations contained in the paragraph immediately following counsel’s second opinion relate only to counsel’s second opinion.

Please be advised that we have revised our letter to clarify that the limitations contained in the paragraph immediately following our second opinion relate solely to our second opinion.

Please be advised that we have also updated, among other information in Amendment No. 3, the statistical data set forth on page 47 and 48 of Amendment No. 3 which, as we advised the Staff in our response letter of November 28, 2005, was derived from the data compiled by the National Council of Real Estate Investment Fiduciaries, which is publicly available. Consistent with our past practices with respect to this disclosure, we are providing supplementally to the Staff the report of the National Council of Real Estate Investment Fiduciaries issued during the fourth quarter of 2005, highlighting those portions of the report that support the statistical data that has been updated in Amendment No. 3.
     Should you have any questions concerning the foregoing or should you require documentation or information, please do not hesitate to contact me at 212-223-6700.

Very truly yours,
/s/ Clifford A. Brandeis
Clifford A. Brandeis

CAB/ma
Enclosures
cc:      Mr. Mark E. Rose
          Gregg A. Noel, Esq.